1. GENERAL INFORMATION (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Oi Holanda [member]
GeneralInformationLineItems [Line Items]
Company	Oi Holanda
Core business	Raising funds in the international market
Home country	The Netherlands
Oi Holanda [member] | Direct subsidary [member]
GeneralInformationLineItems [Line Items]
Proportion of ownership Interest in indirect and direct subsidiary	100.00%	100.00%
PortugalTelecom International Finance BV [member]
GeneralInformationLineItems [Line Items]
Company	Portugal Telecom Internacional Finance B.V
Core business	Raising funds in the international market
Home country	The Netherlands
PortugalTelecom International Finance BV [member] | Direct subsidary [member]
GeneralInformationLineItems [Line Items]
Proportion of ownership Interest in indirect and direct subsidiary	100.00%	100.00%
CVTEL BV [member]
GeneralInformationLineItems [Line Items]
Company	CVTEL, BV
Core business	Investment management
Home country	The Netherlands
CVTEL BV [member] | Direct subsidary [member]
GeneralInformationLineItems [Line Items]
Proportion of ownership Interest in indirect and direct subsidiary	100.00%	100.00%
Carrigans Finance SARL [member]
GeneralInformationLineItems [Line Items]
Company	Carrigans Finance S.à.r.l.
Core business	Investment management
Home country	Luxembourg
Carrigans Finance SARL [member] | Direct subsidary [member]
GeneralInformationLineItems [Line Items]
Proportion of ownership Interest in indirect and direct subsidiary	100.00%	100.00%
Rio Alto Credit and Participation Management SA [member]
GeneralInformationLineItems [Line Items]
Company	Rio Alto Gestão de Créditos e Participações S.A. (“Rio Alto”)
Core business	Receivables portfolio management and interests in other entities
Home country	Brazil
Rio Alto Credit and Participation Management SA [member] | Direct subsidary [member]
GeneralInformationLineItems [Line Items]
Proportion of ownership Interest in indirect and direct subsidiary	100.00%	100.00%
Oi services Financeiros SA [member]
GeneralInformationLineItems [Line Items]
Company	Oi Serviços Financeiros S.A. (“Oi Serviços Financeiros”)
Core business	Financial services
Home country	Brazil
Oi services Financeiros SA [member] | Direct subsidary [member]
GeneralInformationLineItems [Line Items]
Proportion of ownership Interest in indirect and direct subsidiary	99.87%	99.87%
Oi services Financeiros SA [member] | Indirect subsidary [member]
GeneralInformationLineItems [Line Items]
Proportion of ownership Interest in indirect and direct subsidiary	0.13%	0.13%
Bryophyta SP Participations Ltda [member]
GeneralInformationLineItems [Line Items]
Company	Bryophyta SP Participações S.A.
Core business	Development, building, and operation of telecommunications networks
Home country	Brazil
Bryophyta SP Participations Ltda [member] | Direct subsidary [member]
GeneralInformationLineItems [Line Items]
Proportion of ownership Interest in indirect and direct subsidiary	99.80%	99.80%
Bryophyta SP Participations Ltda [member] | Indirect subsidary [member]
GeneralInformationLineItems [Line Items]
Proportion of ownership Interest in indirect and direct subsidiary	0.20%	0.20%
Telemar [member]
GeneralInformationLineItems [Line Items]
Company	Telemar
Core business	Fixed telephony – Region I
Home country	Brazil
Telemar [member] | Direct subsidary [member]
GeneralInformationLineItems [Line Items]
Proportion of ownership Interest in indirect and direct subsidiary	100.00%	100.00%
Paggo Empreendimentos SA [member]
GeneralInformationLineItems [Line Items]
Company	Paggo Empreendimentos S.A.
Core business	Payment and credit systems
Home country	Brazil
Paggo Empreendimentos SA [member] | Indirect subsidary [member]
GeneralInformationLineItems [Line Items]
Proportion of ownership Interest in indirect and direct subsidiary	100.00%	100.00%
Paggo Acquirer Gestao de Meios de Pagamentos Ltda [member]
GeneralInformationLineItems [Line Items]
Company	Paggo Acquirer Gestão de Meios de Pagamentos Ltda.
Core business	Payment and credit systems
Home country	Brazil
Paggo Acquirer Gestao de Meios de Pagamentos Ltda [member] | Indirect subsidary [member]
GeneralInformationLineItems [Line Items]
Proportion of ownership Interest in indirect and direct subsidiary	100.00%	100.00%
Paggo Administradora Ltda [Member]
GeneralInformationLineItems [Line Items]
Company	Paggo Administradora Ltda. (“Paggo Administradora”)
Core business	Payment and credit systems
Home country	Brazil
Paggo Administradora Ltda [Member] | Indirect subsidary [member]
GeneralInformationLineItems [Line Items]
Proportion of ownership Interest in indirect and direct subsidiary	100.00%	100.00%
Serede services de Rede SA [member]
GeneralInformationLineItems [Line Items]
Company	Serede – Serviços de Rede S.A. (“Serede”)
Core business	Network services
Home country	Brazil
Serede services de Rede SA [member] | Direct subsidary [member]
GeneralInformationLineItems [Line Items]
Proportion of ownership Interest in indirect and direct subsidiary	17.51%	17.51%
Serede services de Rede SA [member] | Indirect subsidary [member]
GeneralInformationLineItems [Line Items]
Proportion of ownership Interest in indirect and direct subsidiary	82.49%	82.49%
Brasil Telecom Call Center SA [member]
GeneralInformationLineItems [Line Items]
Company	Brasil Telecom Call Center S.A. (“BrT Call Center”)
Core business	Call center and telemarketing services
Home country	Brazil
Brasil Telecom Call Center SA [member] | Indirect subsidary [member]
GeneralInformationLineItems [Line Items]
Proportion of ownership Interest in indirect and direct subsidiary	100.00%	100.00%
BrT Card Servios Financeiros Ltda [Member]
GeneralInformationLineItems [Line Items]
Company	BrT Card Serviços Financeiros Ltda. (“BrT Card”)
Core business	Financial services
Home country	Brazil
BrT Card Servios Financeiros Ltda [Member] | Indirect subsidary [member]
GeneralInformationLineItems [Line Items]
Proportion of ownership Interest in indirect and direct subsidiary	100.00%	100.00%
Pointer Networks SA [member]
GeneralInformationLineItems [Line Items]
Company	Pointer Networks S.A. (“Pointer”)
Core business	Wi-Fi internet
Home country	Brazil
Pointer Networks SA [member] | Indirect subsidary [member]
GeneralInformationLineItems [Line Items]
Proportion of ownership Interest in indirect and direct subsidiary	100.00%	100.00%
Pointer Peru SAC [member]
GeneralInformationLineItems [Line Items]
Company	Pointer Peru S.A.C
Core business	Wi-Fi internet
Home country	Peru
Pointer Peru SAC [member] | Indirect subsidary [member]
GeneralInformationLineItems [Line Items]
Proportion of ownership Interest in indirect and direct subsidiary	99.96%	100.00%
VEX Venezuela C.A [Member]
GeneralInformationLineItems [Line Items]
Company	VEX Venezuela C.A
Core business	Wi-Fi internet
Home country	Venezuela
VEX Venezuela C.A [Member] | Indirect subsidary [member]
GeneralInformationLineItems [Line Items]
Proportion of ownership Interest in indirect and direct subsidiary	100.00%	100.00%
VEX USA Inc [Member]
GeneralInformationLineItems [Line Items]
Company	VEX USA Inc.
Core business	Wi-Fi internet
Home country	United States of America
VEX USA Inc [Member] | Indirect subsidary [member]
GeneralInformationLineItems [Line Items]
Proportion of ownership Interest in indirect and direct subsidiary	100.00%	100.00%
VEX Ukraine LLC [Member]
GeneralInformationLineItems [Line Items]
Company	VEX Ukraine LLC
Core business	Wi-Fi internet
Home country	Ukraine
VEX Ukraine LLC [Member] | Indirect subsidary [member]
GeneralInformationLineItems [Line Items]
Proportion of ownership Interest in indirect and direct subsidiary	40.00%	40.00%
PT Participations SGPS SA [Member]
GeneralInformationLineItems [Line Items]
Company	PT Participações, SGPS, S.A. (“PT Participações”)
Core business	Management of equity investments
Home country	Portugal
PT Participations SGPS SA [Member] | Direct subsidary [member]
GeneralInformationLineItems [Line Items]
Proportion of ownership Interest in indirect and direct subsidiary	100.00%	100.00%
OiInvestimentos Internacionais SA Oi Investimentos [Member]
GeneralInformationLineItems [Line Items]
Company	Oi Investimentos Internacionais S.A. (“Oi Investimentos”)
Core business	Business consulting and management services, preparation of projects and economic studies, and investment management
Home country	Portugal
OiInvestimentos Internacionais SA Oi Investimentos [Member] | Indirect subsidary [member]
GeneralInformationLineItems [Line Items]
Proportion of ownership Interest in indirect and direct subsidiary	100.00%	100.00%
AfricatelGmbH CoKG [Member]
GeneralInformationLineItems [Line Items]
Company	Africatel GmbH & Co.KG.
Core business	Investment management
Home country	Germany
AfricatelGmbH CoKG [Member] | Indirect subsidary [member]
GeneralInformationLineItems [Line Items]
Proportion of ownership Interest in indirect and direct subsidiary	100.00%	100.00%
Africatel GmbH [Member]
GeneralInformationLineItems [Line Items]
Company	Africatel GmbH
Core business	Investment management
Home country	Germany
Africatel GmbH [Member] | Indirect subsidary [member]
GeneralInformationLineItems [Line Items]
Proportion of ownership Interest in indirect and direct subsidiary	100.00%	100.00%
AfricatelHoldings BV [Member]
GeneralInformationLineItems [Line Items]
Company	Africatel Holdings, BV
Core business	Investment management
Home country	The Netherlands
AfricatelHoldings BV [Member] | Indirect subsidary [member]
GeneralInformationLineItems [Line Items]
Proportion of ownership Interest in indirect and direct subsidiary	86.00%	86.00%
PTTelecomunicaes Publicas de Timor SA TPT [Member]
GeneralInformationLineItems [Line Items]
Company	TPT - Telecomunicações Publicas de Timor, S.A. (“TPT”)
Core business	Provision of telecommunications, multimedia and IT services, and purchase and sale of related products in Timor
Home country	Portugal
PTTelecomunicaes Publicas de Timor SA TPT [Member] | Indirect subsidary [member]
GeneralInformationLineItems [Line Items]
Proportion of ownership Interest in indirect and direct subsidiary	76.14%	76.14%
Directel - Listas Telefonicas Internacionais, Lda. ("Directel") [Member]
GeneralInformationLineItems [Line Items]
Company	Directel - Listas Telefónicas Internacionais, Lda. (“Directel”)
Core business	Telephone directory publishing and operation of related databases, in international operations
Home country	Portugal
Directel - Listas Telefonicas Internacionais, Lda. ("Directel") [Member] | Indirect subsidary [member]
GeneralInformationLineItems [Line Items]
Proportion of ownership Interest in indirect and direct subsidiary	100.00%	100.00%
Directel Cabo Verde Communication Services Lda [Member]
GeneralInformationLineItems [Line Items]
Company	Directel Cabo Verde – Serviços de Comunicação, Lda.
Core business	Telephone directory publishing and operation of related databases in Cape Verde
Home country	Cape Verde
Directel Cabo Verde Communication Services Lda [Member] | Indirect subsidary [member]
GeneralInformationLineItems [Line Items]
Proportion of ownership Interest in indirect and direct subsidiary	60.00%	60.00%
Kenya Postel Directories Ltd [Member]
GeneralInformationLineItems [Line Items]
Company	Kenya Postel Directories, Ltd.
Core business	Production, publishing and distribution of telephone directories and other publications
Home country	Kenya
Kenya Postel Directories Ltd [Member] | Indirect subsidary [member]
GeneralInformationLineItems [Line Items]
Proportion of ownership Interest in indirect and direct subsidiary	60.00%	60.00%
Elta Empresa de Listas Telephone de Angola Lda [Member]
GeneralInformationLineItems [Line Items]
Company	Elta - Empresa de Listas Telefónicas de Angola, Lda.
Core business	Telephone directory publishing
Home country	Angola
Elta Empresa de Listas Telephone de Angola Lda [Member] | Indirect subsidary [member]
GeneralInformationLineItems [Line Items]
Proportion of ownership Interest in indirect and direct subsidiary	55.00%	55.00%
Timor Telecom SA [Member]
GeneralInformationLineItems [Line Items]
Company	Timor Telecom, S.A.
Core business	Telecommunications services concessionaire in Timor
Home country	Timor
Timor Telecom SA [Member] | Indirect subsidary [member]
GeneralInformationLineItems [Line Items]
Proportion of ownership Interest in indirect and direct subsidiary	44.00%	44.00%
LTM Listas Telephone deMozambique Lda [Member]
GeneralInformationLineItems [Line Items]
Company	LTM - Listas Telefónicas de Moçambique, Lda.
Core business	Management, publishing, operation and sale of telecommunications subscriber and classified ads directories
Home country	Mozambique
LTM Listas Telephone deMozambique Lda [Member] | Indirect subsidary [member]
GeneralInformationLineItems [Line Items]
Proportion of ownership Interest in indirect and direct subsidiary	50.00%	50.00%
Cozani rj infraestrutura e redes de telecomunicacoes S.A. [member]
GeneralInformationLineItems [Line Items]
Company	Cozani RJ Infraestrutura e Redes de Telecomunicações S.A.
Core business	Infrastructure maintenance and leasing services and provision of telecommunications services
Home country	Brazil
Cozani rj infraestrutura e redes de telecomunicacoes S.A. [member] | Direct subsidary [member]
GeneralInformationLineItems [Line Items]
Proportion of ownership Interest in indirect and direct subsidiary	0.05%
Cozani rj infraestrutura e redes de telecomunicacoes S.A. [member] | Indirect subsidary [member]
GeneralInformationLineItems [Line Items]
Proportion of ownership Interest in indirect and direct subsidiary	99.95%
Jonava RJ Infraestrutura e Redes de Telecomunicacoes S.A [member]
GeneralInformationLineItems [Line Items]
Company	Jonava RJ Infraestrutura e Redes de Telecomunicações S.A
Core business	Infrastructure maintenance and leasing services and provision of telecommunications services
Home country	Brazil
Jonava RJ Infraestrutura e Redes de Telecomunicacoes S.A [member] | Direct subsidary [member]
GeneralInformationLineItems [Line Items]
Proportion of ownership Interest in indirect and direct subsidiary	0.08%
Jonava RJ Infraestrutura e Redes de Telecomunicacoes S.A [member] | Indirect subsidary [member]
GeneralInformationLineItems [Line Items]
Proportion of ownership Interest in indirect and direct subsidiary	99.92%
Garliava RJ Infraestrutura e Redes de Telecomunicacoes S.A [member]
GeneralInformationLineItems [Line Items]
Company	Garliava RJ Infraestrutura e Redes de Telecomunicações S.A
Core business	Infrastructure maintenance and leasing services and provision of telecommunications services
Home country	Brazil
Garliava RJ Infraestrutura e Redes de Telecomunicacoes S.A [member] | Direct subsidary [member]
GeneralInformationLineItems [Line Items]
Proportion of ownership Interest in indirect and direct subsidiary	0.08%
Garliava RJ Infraestrutura e Redes de Telecomunicacoes S.A [member] | Indirect subsidary [member]
GeneralInformationLineItems [Line Items]
Proportion of ownership Interest in indirect and direct subsidiary	99.92%